STOCK OPTIONS (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares, beginning	900,000
Granted		1,000,000
Vested	(43,750)	(100,000)
Nonvested shares, ending	856,250	900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning	$ 0.25
Granted		$ 0.25
Vested	$ 0.25	$ 0.25
Nonvested, ending	$ 0.25	$ 0.25